Expense Example, No Redemption (Class C, USD $)	0 Months Ended
Feb. 01, 2013
(High Yield Municipal Bond Fund - Retail) | (Wells Fargo Advantage High Yield Municipal Bond Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	555
(Strategic Income Fund - Retail) | (Wells Fargo Advantage Strategic Income Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	$ 564